Events after the reporting date	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
Events after the reporting date
Events after the reporting date
At its meeting of February 5, 2019, the Board of Directors granted 12,000 restricted share awards.
On February 18, 2019, a new strategic investor invested approximately $8.4 million in support of accelerating Sequans’ existing 5G product roadmap. Upon the closing of this transaction, the Company issued to the investor a total of 9,392,986 warrants. The warrants are exercisable upon 61 days’ notice to Sequans at an exercise price of €0.02 per share/ADS into 9,392,986 of our ordinary shares/ADS. The warrants expire 15 years from the issuance date. The Company is currently assessing the financial impact of this transaction.
At its meeting of April 23, 2019, the Board of Directors granted 151,450 restricted share awards.
On April 30, 2019, Nokomis Capital, L.L.C. issued a firm commitment to purchase a new convertible note for $3 million, converting at $1.21 per ADS, on substantially similar terms as their convertible note issued in April 2015 with a maturity in April 2021. Dr. Georges Karam also issued a commitment to loan up to $700,000, if the Company needs additional liquidity.